CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Preferred Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	AOCI Attributable to Parent	Total
Beginning balance at Sep. 30, 2018	$ 14,005,621		$ 7,890,199		$ (3,623,578)	$ (1,232,041)	$ 17,040,201
Beginning balance (in shares) at Sep. 30, 2018	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year					1,667,812		1,667,812
Foreign currency translation gain (loss)						(712,400)	(712,400)
Ending balance at Sep. 30, 2019	$ 14,005,621		7,890,199		(1,955,766)	(1,944,441)	17,995,613
Ending balance (in shares) at Sep. 30, 2019	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of convertible preferred shares		$ 1,800,000					1,800,000
Issuance of convertible preferred share (in shares)		500,000
Net income for the year					2,344,770		2,344,770
Appropriation to statutory reserve				$ 129,497	(129,497)
Foreign currency translation gain (loss)						977,659	977,659
Ending balance at Sep. 30, 2020	$ 14,005,621	$ 1,800,000	7,890,199	129,497	259,507	(966,782)	23,118,042
Ending balance (in shares) at Sep. 30, 2020	10,000,000	500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary Shares, net of offering expenses	$ 20,135,204						20,135,204
Issuance of Ordinary Shares, net of offering expenses (in shares)	5,750,000
Preferred Shares converted into Ordinary Shares	$ 1,800,000	$ (1,800,000)
Preferred Shares converted into Ordinary Shares (in shares)	500,000	(500,000)
Issuance of Ordinary Shares for private placement, net	$ 17,040,000						17,040,000
Issuance of Ordinary Shares for private placement, net (in shares)	4,000,000
Exercise of warrants (in shares)	69,276
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares			975,000		(975,000)		(975,000)
Net income for the year					1,296,360		1,296,360
Appropriation to statutory reserve				186,311	(186,311)
Foreign currency translation gain (loss)						1,089,346	1,089,346
Ending balance at Sep. 30, 2021	$ 52,980,825		$ 8,865,199	$ 315,808	$ 394,556	$ 122,564	$ 62,678,952
Ending balance (in shares) at Sep. 30, 2021	20,319,276